SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT REPORTING
NOTE 5 - SEGMENT REPORTING

The Group operates in a single reportable segment; the center of its activities is in Israel, and all of its sales are carried out in USA, Europe, UK, Australia, Israel and the rest of the world.

Set forth below is a breakdown of revenues from external parties by geographic regions:

	For the year ended December 31
	2023	2022	2021
	US Dollars in thousands
USA	83,528	60,270	36,887
Europe (excluding UK)	72,887	48,664	36,475
UK	26,391	21,931	16,577
Australia	22,484	17,235	12,672
Israel	13,095	14,129	10,764
Rest of the world	17,106	11,285	5,759
	235,491	173,514	119,134

Set forth below is a breakdown of the non-current assets, excluding deferred tax assets and financial assets, by geographic regions:

	December 31
	2023	2022
	US Dollars in thousands
Israel	97,209	60,459
USA	13,696	6,863
Rest of the world	1,027	2,096
	111,932	69,418

In 2023, 2022 and 2021, the Group did not have any single customer representing 10% or more of its sales.